Income Tax (Benefit) Expense	12 Months Ended
Dec. 31, 2025
Income Tax (Benefit) Expense [Abstract]
Income tax (benefit) expense

7. Income tax (benefit) expense

	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
PRC Enterprise Income Tax Expense
Current year	83	38	295
Deferred tax	(201)	(123)	(113)
	(118)	(85)	182

Pursuant to the rules and regulations of the Cayman Islands, the Group is not subject to any income tax under such jurisdiction.

Pursuant to the International Business Companies Act, 1984 (the “IBC Act”) of the British Virgin Islands (the “BVI”), international business companies incorporated pursuant to the IBC Act enjoy a complete exemption from income tax. This includes an exemption from capital gains tax and all forms of withholding tax. Accordingly, the subsidiary incorporated in the BVI are not subject to tax. No Hong Kong profits tax has been provided as there was no assessable profit earned in or derived from Hong Kong for the years ended December 31, 2023, 2024 and 2025.

The National People’s Congress approved the Corporate Income Tax Law of the PRC (the “New CIT Law”) on 16 March 2007 and the State Council has announced the Detailed Implementation Regulations on 6 December 2007, which has been effective since 1 January 2008. According to the New CIT Law, the income tax rates for both domestic and foreign investment enterprises are unified at 25% effective from 1 January 2008. Pursuant to the relevant PRC tax rules and regulations, the Group’s income derived from the tea plantation is subject to preferential income tax rates of 0% – 12.5%. During the year ended December 31, 2025 and 2024, the income taxes paid by the Company were from one subsidiary situated in the PRC.

A reconciliation between income tax (benefit) expense and profit (loss) before taxation at tax rates applicable to each subsidiary is set out below:

	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Profit before taxation	11,383	2,003	863

Taxation at the applicable tax rate	2,898	597	199
Tax effect of preferential tax rates for tea plantation in the PRC	(3,132)	(1,023)	(301)
Tax effect of non-deductible expenses	159	221	256
Tax effect of non-taxable income	—	—	(276)
Tax effect of tax losses unrecognized	—	95	78
Tax effect of tax losses expired	—	—	83
(Over) under-provision in prior year	(43)	25	143
Income tax (benefit) expense	(118)	(85)	182